GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Intangible assets with indefinite lives		1,740,000	3,600,000
Intangible assets with definite lives, net		12,972,153	1,708,267
Total intangible assets, net	$ 2,361,463	14,712,153	5,308,267